Capital (Details) - USD ($)																12 Months Ended
	Nov. 22, 2022	Oct. 28, 2022	Sep. 08, 2022	Aug. 25, 2022	Aug. 11, 2022	Aug. 04, 2022	Mar. 22, 2022	Mar. 17, 2022	Mar. 14, 2022	Feb. 10, 2022	Jan. 14, 2022	Nov. 12, 2021	Nov. 10, 2021	Jul. 26, 2021	Jul. 16, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Shares issued to founders															5,626,806
Seed subscription														468,900
Shares issued to acquire Cannahealth, number												13,129,212							13,129,212
Private Placement										8,000	154,000	2,126,400
Settlement of Bridge Loan									1,645,745				880,000
Share price							$ 31		$ 4			$ 2.50	$ 2.50	$ 0.53
Balance at beginning of period																$ (2,201,422)	$ (5,031,943)	$ (2,904,521)	$ (1,467,470)
Settlement of Bridge Loan									$ 6,582,980				$ 2,200,000				2,200,000
Balance at end of period																$ 26,900,161	(2,201,422)	(5,031,943)	(2,904,521)
Gross value of shares issued								$ 16,000,000
Advisory fees and commissions												$ 508,078
Issuance of shares	$ 138,000	$ 210,740	$ 431,757	$ 560,135	$ 200,014	$ 890,818				$ 20,000	$ 385,000	$ 5,312,136					$ 5,054,059	$ 1,477	$ 156
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares outstanding, basic																29,930,094	16,223,996	13,129,212	13,129,212
Weighted average number of common shares outstanding, diluted																29,930,094	16,223,996	13,129,212	13,129,212
Shares Issued and Outstanding Capital [Member]
Reconciliation of number of shares outstanding [abstract]
Balance at beginning of period																22,231,318	13,129,212	13,129,212
Shares issued to founders																	5,626,806
Seed subscription																	468,900
Private Placement																	2,126,400
Settlement of Bridge Loan																	880,000
Balance at end of period, number																34,637,379	22,231,318	13,129,212	13,129,212
Balance at beginning of period																$ 7,255,695	$ 1,636	$ 1,636
Shares issued to founders																	1
Seed subscription																	250,000
Private Placement																	4,804,058
Settlement of Bridge Loan																	2,200,000
Balance at end of period																$ 49,434,692	$ 7,255,695	$ 1,636	$ 1,636
Ordinary shares [member]
Reconciliation of number of shares outstanding [abstract]
Share price																	$ 0
Rounding
Reconciliation of number of shares outstanding [abstract]
Share price												$ 0.01